Non adjusting events after the reporting period (Details) - Equity investment by related party - Imagination Aero - Maximum $ in Millions	Feb. 22, 2024 USD ($) shares
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Investment commitment by related party | $	$ 50
Number of warrants to be issued | shares	50,000,000